CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Real estate investments, at cost:
Land	$ 1,379,453	$ 262,906
Buildings, fixtures and improvements	5,291,031	1,391,209
Land and construction in progress	21,839	0
Acquired intangible lease assets	758,376	221,153
Total real estate investments, at cost	7,450,699	1,875,268
Less: accumulated depreciation and amortization	(267,352)	(56,415)
Total real estate investments, net	7,183,347	1,818,853
Cash and cash equivalents	52,725	292,575
Investment in direct financing leases, net	66,112	0
Investment securities, at fair value	62,067	41,654
Loans held for investment, net	26,279	0
Derivative assets, at fair value	9,189	0
Restricted cash	35,921	1,108
Prepaid expenses and other assets	187,930	11,984
Goodwill	102,419	0
Deferred costs, net	81,311	15,356
Assets held for sale	679	665
Total assets	7,807,979	2,182,195
LIABILITIES AND EQUITY
Mortgage notes payable, net	1,301,114	265,118
Convertible debt, net	972,490	0
Senior secured revolving credit facility	0	124,604
Senior corporate credit facilities	1,819,800	0
Secured credit facility	150,000	0
Other debt	104,804	0
Below-market lease liabilities, net	77,789	0
Derivative liabilities, at fair value	18,455	3,830
Accounts payable and accrued expenses	808,900	104,384
Deferred rent and other liabilities	21,816	4,394
Distributions payable	10,278	11,105
Total liabilities	5,285,446	513,435
Common stock, $0.01 par value, 1,500,000,000 and 240,000,000 shares authorized and 239,234,725 and 184,553,676 issued and outstanding at December 31, 2013 and 2012, respectively	2,392	1,846
Additional paid-in capital	2,939,287	1,778,883
Accumulated other comprehensive income (loss)	7,666	(3,934)
Accumulated deficit	(864,516)	(124,570)
Total stockholders’ equity	2,085,251	1,652,295
Non-controlling interests	167,983	16,465
Total equity	2,253,234	1,668,760
Total liabilities and equity	7,807,979	2,182,195
Convertible Preferred Series D Stock [Member]
LIABILITIES AND EQUITY
Convertible preferred stock	269,299	0
Convertible Preferred Stock [Member]
LIABILITIES AND EQUITY
Convertible preferred stock	$ 422	$ 70